Offsets	Nov. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Everspin Technologies, Inc.
Form or Filing Type	S-3
File Number	333-275585
Initial Filing Date	Nov. 15, 2023
Fee Offset Claimed	$ 8,700
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share, Preferred Stock, $0.0001 par value per share, Debt Securities, Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000
Termination / Withdrawal Statement
(5)    Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting its filing fee for this registration statement by $8,700, which represents a portion of the registration fee with respect to $100,000,000 of unsold securities from the Registrant’s prior registration statement on Form S-3 (File No. 333-275585), originally filed by the Registrant on November 15, 2023 and declared effective on November 22, 2023 (the “2023 Registration Statement”). In connection with the filing of the 2023 Registration Statement, the Registrant paid a filing fee of $3,850.00 associated with the offering of a portion of the unsold securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement) and offset (i) $2,655.21 with respect to a portion of unsold securities previously registered pursuant to the Registrant’s prior registration statement on Form S-3 (File No. 333-249891), originally filed by the Registrant on November 6, 2020 and declared effective on November 16, 2020, and (ii) $8,254.79 with respect to a portion of unsold securities previously registered pursuant to the Registrant’s prior registration statement on Form S-3 (File No. 333-221331), originally filed by the Registrant on November 3, 2017 and declared effective on November 13, 2017.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Everspin Technologies, Inc.
Form or Filing Type	S-3
File Number	333-275585
Filing Date	Nov. 15, 2023
Fee Paid with Fee Offset Source	$ 3,850
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Everspin Technologies, Inc.
Form or Filing Type	S-3
File Number	333-249891
Filing Date	Nov. 06, 2020
Fee Paid with Fee Offset Source	$ 2,655.21
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Everspin Technologies, Inc.
Form or Filing Type	S-3
File Number	333-221331
Filing Date	Nov. 03, 2017
Fee Paid with Fee Offset Source	$ 8,254.79